Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 15, 2019
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 15, 2019
Prospectus Date	rr_ProspectusDate	Oct. 15, 2019
Merlyn.AI Bull-Rider Bear-Fighter ETF | Merlyn.AI Bull-Rider Bear-Fighter ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIZ
Merlyn.AI Tactical Growth and Income ETF | Merlyn.AI Tactical Growth and Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNUG